Revenue - Earned Premium (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Underwriting income:
Premiums assumed									$ 353,925	$ 250,557
Reinsurance premiums ceded									(7,920)	(3,086)
Net premiums assumed									346,005	247,471
Change in unearned premiums									(50,491)	(25,601)
Change in deferred reinsurance premiums									310	(1,368)
Net premiums earned	$ 83,453	$ 78,700	$ 70,437	$ 63,234	$ 60,125	$ 56,969	$ 52,954	$ 50,454	$ 295,824	$ 220,502